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U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   American Stock Exchange LLC.
2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-end management investment company.
3. Class of New Derivative Securities Product:
   Index Fund Shares listed under Amex Rules 1000A *et seq.*
4. Name of Underlying Instrument:

Fund	**Underlying**
PowerShares Dividend Achievers Portfolio	**Mergent Dividend Achievers Index**
PowerShares International Dividend Achievers Portfolio	Mergent International Dividend Achievers Index
PowerShares High Growth Rate Dividend Achievers Portfolio	Mergent High Growth Rate Dividend Achievers Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based:
   All index referred to in Item 4 above are broad-based.
6. Ticker Symbol(s) of New Derivative Securities Product:
   PowerShares Dividend Achievers Portfolio (PFM); PowerShares High Growth Rate Dividend Achievers Portfolio (PHJ); PowerShares International Dividend Achievers Portfolio (PID)
7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades:
   American Stock Exchange, **New York Stock Exchange, The Nasdaq Stock Market**
8. Settlement Methodology of New Derivative Securities Product:
   Regular-way trades in PowerShares on the American Stock Exchange are settled through the National Securities Clearing Corporation ("NSCC") on T+3. Procedures for creation and redemption of Creation Unit size aggregations of such shares, including creations and redemptions through the Continuous Net Settlement System of NSCC, are described in the series prospectus for the Funds.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or h[as] duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Clifford Weber**
Title:	**Senior Vice President**
Telephone Number:	**212.306.2154**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**September 20, 2005**

SEC MAIL RECEIVED SEP 21 2005 WASH, D.C. 213 PROCESSING SECTION

Act	Securities Exchange Act of 1934	Act	Securities Exchange Act of 1934
...ion	19b-4	Section	19b-4
...	19b-4(c)	Rule	19b-4(e)
...ic ...ability:		Public Availability:	September 23, 2005

AMERICAN
STOCK EXCHANGE®
Equities Options ETFs
Marija Willen
Associate General Counsel
T 212.306.1109
F 212.306.2139
E marija.willen@amex.com

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1000

September 19, 2005

By Facsimile and Overnight Courier
Division of Market Regulation
Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re: Form 19b-4(e)

Dear Sir or Madam:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to PowerShares Dividend Achievers Portfolio (PFM), PowerShares High Growth Rate Dividend Achievers Portfolio (PHJ), and PowerShares International Dividend Achievers Portfolio (PID). These securities are Index Fund Shares listed pursuant to Amex Rules 1000A *et seq.* and the criteria set forth in Rule 1000A, Commentary .02.

Sincerely,

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	September 23, 2005